Write-down and Loss on Sales of Vessels Schedule of Impairment and Loss on Sale of Vessels, Equipment and Other Operating Assets (Detail) $ in Thousands	1 Months Ended		3 Months Ended		9 Months Ended
	Sep. 30, 2020 vessel	Mar. 31, 2020 vessel	Sep. 30, 2020 USD ($) vessel	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) vessel	Sep. 30, 2019 USD ($)
Long Lived Assets Held-for-sale [Line Items]
Write-down and (loss) gain on sale | $			$ (66,273)	$ (175,785)	$ (171,548)	$ (179,113)
FPSO
Long Lived Assets Held-for-sale [Line Items]
Number Of Vessels	3		3		3
Teekay LNG | LNG Carriers [Member]
Long Lived Assets Held-for-sale [Line Items]
Number Of Vessels	3		3		3
Teekay LNG | Multi-gas carriers [Member]
Long Lived Assets Held-for-sale [Line Items]
Number Of Vessels Impaired		6
Number Of Vessels		7
Teekay LNG | Liquefied Gas Segment | LNG Carriers [Member]
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges | $					$ (45,000)	0
Number Of Vessels Impaired					6
Teekay LNG | Conventional Tankers [Member] | Handymax Product
Long Lived Assets Held-for-sale [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment | $			$ 0	785	$ 0	785
Number Of Vessels Impaired			1		1
Teekay Tankers | Aframax
Long Lived Assets Held-for-sale [Line Items]
Number Of Vessels Impaired	5		5		5
Teekay Tankers | Conventional Tankers | Suezmaxes Tankers Three [Member]
Long Lived Assets Held-for-sale [Line Items]
Gain (Loss) on Disposition of Assets | $					$ 2,627	0
Number Of Vessels Impaired					3
Teekay Tankers | Conventional Tankers [Member] | Aframax
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges | $			$ (43,526)	0	$ (43,526)	0
Number Of Vessels Impaired			5		5
Teekay Parent | FPSO
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges | $					$ (72,300)	(175,000)
Number Of Vessels Impaired					2
Teekay Parent | FPSO | Petrojarl Foinaven FPSO [Member]
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges | $					$ 0	(3,328)
Number Of Vessels Impaired					1
Teekay Parent | FPSO | FPSO
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges | $			$ (12,200)	(175,000)	$ (72,285)	(175,000)
Number Of Vessels Impaired			2		2
Ship To Ship Transfer Business [Member] | Teekay Tankers | Conventional Tankers
Long Lived Assets Held-for-sale [Line Items]
Disposal Group, Not Discontinued Operation, Loss (Gain) on Write-down | $					$ (3,081)	0
Operating Right Of Use Asset [Member] | Teekay Tankers | Conventional Tankers
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges | $			$ (1,447)	0	(2,091)	0
Operating Right Of Use Asset [Member] | Teekay Parent | Fso
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges | $			$ (9,100)	$ 0	$ (9,100)	$ 0